Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Loans, including fees	$ 16,632	$ 18,156	$ 20,305
Securities:
Obligations of U.S. Government agencies and corporations	2,536	2,640	2,311
Obligations of states and political subdivisions	2,254	1,703	1,064
Other	188	215	220
Deposits in other banks	12	25	26
Total interest income	21,622	22,739	23,926
INTEREST EXPENSE
Deposits	2,620	3,728	4,842
Other borrowings	735	1,357	1,433
Total interest expense	3,355	5,085	6,275
Net interest income	18,267	17,654	17,651
PROVISION FOR LOAN LOSSES	775	1,675	3,000
Net interest income, after provision for loan losses	17,492	15,979	14,651
NON-INTEREST INCOME
Trust income	1,076	1,026	898
Service charges on deposit accounts	1,444	1,460	1,491
Gain on sale of loans	154	282	289
Loss on write down of securities	(394)	0	0
Gain on sale of securities	149	11	0
Other	1,039	1,001	910
Total non-interest income	3,468	3,780	3,588
NON-INTEREST EXPENSES
Salaries, wages, and employee benefits	8,384	8,271	7,574
Occupancy of premises	851	838	834
Amortization of core deposit intangible asset	58	58	57
Other operating	5,715	5,565	5,716
Total non-interest expenses	15,008	14,732	14,181
Income before federal income taxes	5,952	5,027	4,058
FEDERAL INCOME TAXES	1,198	1,003	952
NET INCOME	$ 4,754	$ 4,024	$ 3,106
NET INCOME PER SHARE	$ 2.84	$ 2.38	$ 1.81